Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Additional Information [Abstract]
Federal statutory rate	35.00%
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 165	$ 192	$ 181
Unrecognized tax positions as a component of income taxes expense, accrued interest	30
Unrecognized tax positions as a component of income tax expense, recorded in interest	(1)	$ 4	$ (12)
Federal, state and foreign net operating loss carryforwards	$ 1,100
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2035
Base year reserves included in retained earnings of acquired thrift institutions	$ 102